Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001905660
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41634
Entity Registrant Name	HUB Cyber Security Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	30 Hacharoshet Street
Entity Address, City or Town	Or Yehuda
Entity Address, Country	IL
Entity Common Stock, Shares Outstanding	36,241,405
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1281
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of HUB Cyber Security Ltd. (the Company) as of December 31, 2025 and 2024, the related consolidated statements of profit or loss, comprehensive loss, changes in shareholders’ equity (deficit) and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.

Auditor Name	Kost Forer Gabbay & Kasierer
Auditor Location	Tel-Aviv, Israel
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	0000000
Ordinary shares, no par value
Document Information Line Items
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	HUBC
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares
Document Information Line Items
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	HUBCW
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares one
Document Information Line Items
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	HUBCZ
Security Exchange Name	NASDAQ
Business Contact
Document Information Line Items
Entity Address, Address Line One	30 Hacharoshet Street
Entity Address, City or Town	Or Yehuda
Entity Address, Country	IL
Contact Personnel Name	Tuvia Grossman
Local Phone Number	3-918-6066
City Area Code	+972
Entity Address, Postal Zip Code	0000000